Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Operating Lease Payments	As of March 31, 2014, future minimum operating lease payments are as follows:

Fiscal Year	Amount
2014 (Nine Months)	$5,397
2015	6,721
2016	5,762
2017	5,546
2018	5,003
Thereafter	7,434
$35,863
future minimum operating lease payments are as follows:

Fiscal Year	Amount
2014	$7,009
2015	6,599
2016	5,640
2017	5,425
2018	4,881
Thereafter	7,420
$36,974